Fair Values (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Financial Instruments Measured at Fair Value
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.21	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	181,567,431	—
Government Securities	48,196,411	1,980,000	1,727,808
Corporate Securities	2,127,047	—	338,201
Derivative Financial Instruments	—	1,247,078	—
Other Financial Assets	4,442,031	12,038	5,585,306
Other Debt Securities (*)	4,230,419	—	—
Financial Assets Pledged as Collateral	12,051,320	—	—
Investments in Equity Investments	64,585	—	1,187,349
Liabilities
Liabilities at fair value through profit or loss	75,674	—	—
Derivative Financial Instruments	—	712,129	—

Total	71,036,139	184,094,418	8,838,664

(*)	It relates to Government Securities measured at fair value through other comprehensive income.

Portfolio of Instruments as of 12.31.20	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	193,695,730	—
Government Securities	34,973,924	1,375,652	303,042
Corporate Securities	2,496,545	—	1,747,930
Derivative Financial Instruments	—	827,053	2,440,882
Other Financial Assets	4,167,088	47,177	—
Other Debt Securities (*)	913,191	5,403,864	—
Financial Assets Pledged as Collateral	3,072,506	—	—
Equity Investments	354,372	—	8,266,937
Liabilities
Liabilities at fair value through profit or loss	—	—	—
Derivative Financial Instruments	—	86,716	—

Total	45,977,626	201,262,760	12,758,791

(*)	It relates to Government Securities measured at fair value through other comprehensive income.

Summary of Changes in Instruments Included in Fair Value Level 3
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.20	Transfers (*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.21
Government Securities	303,042	720,774	2,403,032	(1,703,054)	(41,167)	45,181	1,727,808
Corporate Securities	1,747,930	(115,844)	1,129,266	(729,099)	47,218	(1,741,270)	338,201
Other Financial Assets	—	—	5,585,306	—	—	—	5,585,306
Derivative Financial Instruments	2,440,882	—	—	(1,617,103)	—	(823,779)	—
Financial Assets Pledged as Collateral	—	—	—	—	—	—	—
Investments in Equity Instruments	8,266,937	423,148	—	(5,112,660)	510,341	(2,900,417)	1,187,349

Total	12,758,791	1,028,078	9,117,604	(9,161,916)	516,392	(5,420,285)	8,838,664

(*)	They include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Level 3	12.31.19	Transfers (*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.20
Government Securities	10,670,072	(2,617,950)	27,958,069	(34,635,558)	1,381,483	(2,453,074)	303,042
Corporate Securities	379,876	186,587	5,811,807	(4,522,684)	150,677	(258,333)	1,747,930
Derivative Financial Instruments	1,912,183	—	—	—	1,036,317	(507,618)	2,440,882
Financial Assets Pledged as Collateral	2,120,733	(316,742)	1,057,284	(2,385,732)	(244,960)	(230,583)	—
Investments in Equity Instruments	9,026,169	—	—	—	1,588,273	(2,347,505)	8,266,937

Total	24,109,033	(2,748,105)	34,827,160	(41,543,974)	3,911,790	(5,797,113)	12,758,791

(*)	They include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Summary of Assets and Liabilities Recorded at Amortized Cost
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/Liabilities as of 12.31.21	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	237,426,843	237,426,843	237,426,843	—	—
Repurchase Transactions	203,205,457	203,205,457	203,205,457	—	—
Loans and Other Financing	744,433,702	748,649,983	—	—	748,649,983
Other Financial Assets	13,332,551	13,660,673	9,550,403	—	4,110,270
Other Debt Securities	90,126,580	90,126,580	—	—	90,126,580
Financial Assets Pledged as Collateral	23,184,348	23,184,348	23,184,348	—	—
Liabilities
Deposits	1,035,957,929	1,035,936,049	—	—	1,035,936,049
Repurchase Transactions	324,119	324,119	—	—	324,119
Financing Received from the Argentine Central Bank and Other Financial Institutions	23,710,704	23,574,332	—	—	23,574,332
Debt Securities	27,971,776	27,578,207	23,133,327	—	4,444,880
Subordinated Debt Securities	26,275,536	25,938,727	—	—	25,938,727
Other Financial Liabilities	195,659,168	195,484,656	—	—	195,484,656

Items of Assets/Liabilities as of 12.31.20	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	264,787,060	264,787,060	264,787,060	—	—
Repurchase Transactions	92,067,820	92,067,820	92,067,820	—	—
Loans and Other Financing	794,608,259	796,722,083	—	—	796,722,083
Other Financial Assets	11,021,219	11,184,121	6,640,801	—	4,543,320
Other Debt Securities	28,505,749	28,532,180	—	—	28,532,180
Financial Assets Pledged as Collateral	25,179,908	25,179,908	25,179,908	—	—
Liabilities
Deposits	1,020,886,486	1,020,882,232	—	—	1,020,882,232
Financing Received from the Argentine Central Bank and Other Financial Institutions	20,880,419	19,163,963	—	—	19,163,963
Debt Securities	25,771,621	24,464,155	18,427,059	—	6,037,096
Subordinated Debt Securities	32,684,216	31,983,918	—	—	31,983,918
Other Financial Liabilities	147,171,842	146,586,013	—	—	146,586,013